Authorised and issued share capital - Options Granted, WPP Worldwide Share Ownership Program (Details)	12 Months Ended
	Dec. 31, 2022 shares ADRs £ / shares	Dec. 31, 2022 shares ADRs $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	22,938,050	22,938,050	21,664,190	20,447,140
WWOP | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	1,639,025	1,639,025	2,049,299	2,499,674
WWOP | Exercise price group 1 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	696,975	696,975
Exercise price per share (in pound per share) | £ / shares	£ 13.145
Exercise dates	2017-2024
WWOP | Exercise price group 1 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	80,265	80,265
Exercise price per (in ADR per share) | $ / shares		$ 102.670
Exercise dates	2017-2024
WWOP | Exercise price group 2 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	3,625	3,625
Exercise price per share (in pound per share) | £ / shares	£ 13.145
Exercise dates	2018-2024
WWOP | Exercise price group 2 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	67,960	67,960
Exercise price per (in ADR per share) | $ / shares		$ 110.760
Exercise dates	2016-2023
WWOP | Exercise price group 3 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	196,675	196,675
Exercise price per share (in pound per share) | £ / shares	£ 13.505
Exercise dates	2016-2023
WWOP | Exercise price group 4 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	625	625
Exercise price per share (in pound per share) | £ / shares	£ 13.505
Exercise dates	2017-2023